Consolidated Statement of Changes in Equity - ARS ($)	Total	Capital Stock [member]	Adjustment to Capital [member]	Share Premium [member]	Other capital adjustments [member]	Merger Premium [member]	Legal reserve [member]	Environmental reserve [member]	Facultative reserve [member]	Future Dividends Reserve [member]	Reserve of exchange differences on translation and cash flow hedging reserve [member]	Retained Earnings [member]	Equity Attributable to Owners of the Company [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2015	$ 9,445,683,135	$ 56,602,649	$ 2,233,241,965	$ 2,103,321,500		$ 748,383,542	$ 103,158,151	$ 3,581,947		$ 1,034,035,487	$ 233,813,375	$ 2,745,500,578	$ 9,261,639,194	$ 184,043,941
Resolution of the Ordinary Shareholders' Meeting held on March 23, 2016, March 23, 2017, April 25, 2018
- Distribution of cash dividends	(944,044,322)											(944,044,322)	(944,044,322)
- Partial release of optional reserve for future dividends	(1,032,390,689)									(1,032,390,689)			(1,032,390,689)
Other comprehensive income	(195,008,782)										(195,008,782)		(195,008,782)
Business combination under common control	(96,245,381)				$ (743,298,310)								(743,298,310)	647,052,929
Net profit for the year	1,286,803,058											1,270,870,542	1,270,870,542	15,932,516
Ending balance at Dec. 31, 2016	8,464,797,019	56,602,649	2,233,241,965	2,103,321,500	(743,298,310)	748,383,542	103,158,151	3,581,947		1,644,798	38,804,593	3,072,326,798	7,617,767,633	847,029,386
Resolution of the Ordinary Shareholders' Meeting held on March 23, 2016, March 23, 2017, April 25, 2018
- Distribution of cash dividends	(771,927,839)											(771,927,839)	(771,927,839)
- Increase in optional reserve for future dividends										28,480,861		(28,480,861)
Issuance of common stock from initial public offering, net of issuance costs	2,842,735,344	3,000,000	1,568,537	2,838,166,807									2,842,735,344
Other comprehensive income	(9,597,263)										(4,894,764)		(4,894,764)	(4,702,499)
Acquisition of Cofesur S.A.U. shares	(72,864,921)				(55,259,751)								(55,259,751)	(17,605,170)
Net profit for the year	3,677,795,949											3,509,779,198	3,509,779,198	168,016,751
Ending balance at Dec. 31, 2017	14,130,938,289	59,602,649	2,234,810,502	4,941,488,307	(798,558,061)	748,383,542	103,158,151	3,581,947		30,125,659	33,909,829	5,781,697,296	13,138,199,821	992,738,468
Resolution of the Ordinary Shareholders' Meeting held on March 23, 2016, March 23, 2017, April 25, 2018
- Increase in Legal reserve							808,425					(808,425)
- Increase in Facultative reserve									$ 2,142,653,433			(2,142,653,433)
- Absorption of Other capital adjustments				(798,558,061)	$ 798,558,061
Other comprehensive income	471,709,769										240,579,857		240,579,857	231,129,912
Net profit for the year	1,950,581,707											1,799,871,980	1,799,871,980	150,709,727
Ending balance at Dec. 31, 2018	$ 16,553,229,765	$ 59,602,649	$ 2,234,810,502	$ 4,142,930,246		$ 748,383,542	$ 103,966,576	$ 3,581,947	$ 2,142,653,433	$ 30,125,659	$ 274,489,686	$ 5,438,107,418	$ 15,178,651,658	$ 1,374,578,107